Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Tabular Disclosures of Pay and Performance
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO(s) and other NEOs for each of the years ending December 31, 2022, 2021 and 2020 as well as our financial performance for each year.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEO’s ($) (d)	Average Compensation Actually Paid to Non-PEO NEO’s ($) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (h) ($ in millions)	Adjusted EBITDA (i) ($ in millions)
2022	6,302,542	159,239	3,694,426	(236,524)	149	131	46	1,466
2021	9,526,625	15,121,986	5,415,424	7,635,715	459	139	230	1,969
2020	9,066,419	10,617,549	3,717,051	4,332,808	256	114	511	1,809

Column (b)	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for Tim Hingtgen, our CEO for 2022 and 2021, and Wayne Smith, our CEO in 2020.
Column (c)	“Compensation actually paid” (“CAP”) to our CEO in each of 2022, 2021 and 2020 (individually referred to as “Covered Year”) reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2022	2021	2020
CEO	Tim Hingtgen	Tim Hingtgen	Wayne Smith
Total Compensation per the SCT	$6,302,542	$9,526,625	$9,066,419
Less: Stock and Option Award values reported in the SCT	($3,779,000)	($3,265,000)	($1,929,375)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$1,620,000	$4,924,000	$2,958,750
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($4,931,670)	$2,818,729	$1,721,475
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($24,582)	$1,200,313	$218,400
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($3,110)	($5,000)	($288,500)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($499,859)	($1,520,328)	($1,129,620)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$1,474,917	$1,442,647	-

Compensation Actually Paid	$159,239	$15,121,986	$10,617,549

Column (d)	Reflects the average compensation amounts reported in the “SCT” for our Non-PEO NEOs.

Column (e)
The following
Non-PEO
NEOs are included in the average figures shown below:

2022 – Wayne T. Smith, Kevin Hammons, Lynn Simon, and Mark B. Medley

2021 – Wayne T. Smith, Kevin Hammons, Lynn Simon and Benjamin Fordham

2020 – Tim Hingtgen, Kevin Hammons, Lynn Simon and Benjamin Fordham

	2022	2021	2020
Total Compensation per the SCT	$3,694,426	$5,415,424	$3,717,051
Less: Stock and Option Award values reported in the SCT	($2,138,500)	($1,850,378)	($938,934)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$917,325	$2,785,947	$1,437,441
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($2,595,277)	$1,489,657	$672,792
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$86,796	$632,161	$84,144
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($90,820)	($57,500)	($68,470)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($440,806)	($1,002,492)	($978,380)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$330,333	$222,897	$407,164

Compensation Actually Paid	($236,524)	$7,635,715	$4,332,808

Column (f)	Represents the cumulative total shareholder return for the Company for the measurement periods beginning December 31, 2019 and ending on December 31, 2022, 2021 and 2020, respectively.
Column (g)
Represents the cumulative total shareholder return of the Dow Jones U.S. Healthcare Index (“Peer Group Total Shareholder Return”) for the measurement periods beginning December 31, 2019 and ending on December 31, 2022, 2021 and 2020, respectively.

Column (h)	Reflects Net Income attributable to Community Health Systems, Inc. stockholders as included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Column (i)
The Company-Selected Measure is Adjusted EBITDA, a
non-GAAP
financial measure. See Annex A —
Non-GAAP
Financial Measures for additional information regarding Adjusted EBITDA, including how Adjusted EBITDA is calculated from the Company’s financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
The following
Non-PEO
NEOs are included in the average figures shown below:

2022 – Wayne T. Smith, Kevin Hammons, Lynn Simon, and Mark B. Medley

2021 – Wayne T. Smith, Kevin Hammons, Lynn Simon and Benjamin Fordham

2020 – Tim Hingtgen, Kevin Hammons, Lynn Simon and Benjamin Fordham

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total shareholder return of the Dow Jones U.S. Healthcare Index (“Peer Group Total Shareholder Return”) for the measurement periods beginning December 31, 2019 and ending on December 31, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 6,302,542	$ 9,526,625	$ 9,066,419
PEO Actually Paid Compensation Amount	$ 159,239	15,121,986	10,617,549
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” (“CAP”) to our CEO in each of 2022, 2021 and 2020 (individually referred to as “Covered Year”) reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2022	2021	2020
CEO	Tim Hingtgen	Tim Hingtgen	Wayne Smith
Total Compensation per the SCT	$6,302,542	$9,526,625	$9,066,419
Less: Stock and Option Award values reported in the SCT	($3,779,000)	($3,265,000)	($1,929,375)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$1,620,000	$4,924,000	$2,958,750
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($4,931,670)	$2,818,729	$1,721,475
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($24,582)	$1,200,313	$218,400
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($3,110)	($5,000)	($288,500)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($499,859)	($1,520,328)	($1,129,620)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$1,474,917	$1,442,647	-

Compensation Actually Paid	$159,239	$15,121,986	$10,617,549

Non-PEO NEO Average Total Compensation Amount	$ 3,694,426	5,415,424	3,717,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ (236,524)	7,635,715	4,332,808
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
Total Compensation per the SCT	$3,694,426	$5,415,424	$3,717,051
Less: Stock and Option Award values reported in the SCT	($2,138,500)	($1,850,378)	($938,934)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$917,325	$2,785,947	$1,437,441
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($2,595,277)	$1,489,657	$672,792
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$86,796	$632,161	$84,144
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($90,820)	($57,500)	($68,470)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($440,806)	($1,002,492)	($978,380)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$330,333	$222,897	$407,164

Compensation Actually Paid	($236,524)	$7,635,715	$4,332,808

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Listed below, in no specific order, are the performance measures which in our assessment represent the most important measures we use to link compensation actually paid to our NEOs for 2022 to the Company’s performance:
Adjusted EBITDA
 - - - - -
Cumulative Consolidated Adjusted EBITDA Growth
 - - - - -
Net Revenues
 - - - - -
Consolidated Adjusted EBITDA Margin Improvement
 - - - - -
Adjusted Earnings per Share

Total Shareholder Return Amount	$ 149	459	256
Peer Group Total Shareholder Return Amount	131	139	114
Net Income (Loss)	$ 46,000,000	$ 230,000,000	$ 511,000,000
Company Selected Measure Amount	1,466	1,969	1,809
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company-Selected Measure is Adjusted EBITDA, a
non-GAAP
financial measure. See Annex A —
Non-GAAP
	Financial Measures for additional information regarding Adjusted EBITDA, including how Adjusted EBITDA is calculated from the Company’s financial statements.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Consolidated Adjusted EBITDA Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted EBITDA Margin Improvement
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share
Tim Hingtgen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,302,542	$ 9,526,625
PEO Actually Paid Compensation Amount	$ 159,239	$ 15,121,986
PEO Name	Tim Hingtgen	Tim Hingtgen
Wayne Smith [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 9,066,419
PEO Actually Paid Compensation Amount			$ 10,617,549
PEO Name			Wayne Smith
PEO [Member] | Tim Hingtgen [Member] | Stock and Option Award values reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,779,000)	$ (3,265,000)
PEO [Member] | Tim Hingtgen [Member] | Fair Value of Stock and Option Awards Granted during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,620,000	4,924,000
PEO [Member] | Tim Hingtgen [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,931,670)	2,818,729
PEO [Member] | Tim Hingtgen [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,582)	1,200,313
PEO [Member] | Tim Hingtgen [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,110)	(5,000)
PEO [Member] | Tim Hingtgen [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(499,859)	(1,520,328)
PEO [Member] | Tim Hingtgen [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,474,917	1,442,647
PEO [Member] | Wayne Smith [Member] | Stock and Option Award values reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,929,375)
PEO [Member] | Wayne Smith [Member] | Fair Value of Stock and Option Awards Granted during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,958,750
PEO [Member] | Wayne Smith [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,721,475
PEO [Member] | Wayne Smith [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			218,400
PEO [Member] | Wayne Smith [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(288,500)
PEO [Member] | Wayne Smith [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,129,620)
Non-PEO NEO [Member] | Stock and Option Award values reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,138,500)	(1,850,378)	(938,934)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Granted during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	917,325	2,785,947	1,437,441
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,595,277)	1,489,657	672,792
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,796	632,161	84,144
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,820)	(57,500)	(68,470)
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(440,806)	(1,002,492)	(978,380)
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 330,333	$ 222,897	$ 407,164